Subsequent Events - Additional Information (Detail)	12 Months Ended			0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 02, 2014 Earthbound Farm [Member] USD ($)	Jun. 30, 2014 Earthbound Farm [Member] USD ($)	Jun. 30, 2014 Earthbound Farm [Member] USD ($)	Dec. 31, 2013 Earthbound Farm [Member] USD ($)	Jan. 05, 2014 Zhengzhou [Member] USD ($)	Jan. 05, 2014 Zhengzhou [Member] CNY	Jun. 30, 2014 Zhengzhou [Member] USD ($)	Jun. 30, 2014 Zhengzhou [Member] USD ($)	Dec. 31, 2013 Zhengzhou [Member] USD ($)	Jan. 05, 2014 Zhengzhou [Member] USD ($)	Jan. 05, 2014 Zhengzhou [Member] CNY	Jan. 02, 2014 Senior Secured Credit Facility [Member] Earthbound Farm [Member] USD ($)	Jan. 02, 2014 Subsequent Event [Member] Earthbound Farm [Member] USD ($)	Jan. 31, 2014 Subsequent Event [Member] Earthbound Farm [Member] USD ($)	Jan. 05, 2014 Subsequent Event [Member] Zhengzhou [Member] USD ($)	Jan. 05, 2014 Subsequent Event [Member] Zhengzhou [Member] CNY	Jan. 31, 2014 Subsequent Event [Member] Zhengzhou [Member] USD ($)	Feb. 24, 2014 Subsequent Event [Member] Sofine Foods BV [Member]	Jan. 02, 2014 Subsequent Event [Member] Senior Secured Credit Facility [Member] Earthbound Farm [Member] USD ($)
Subsequent Event [Line Items]
Purchase price of business				$ 600,000,000												$ 600,000,000
Proceeds from the issuance of Term A-1 and Term A-2 facilities	0	500,000,000	0												615,000,000							615,000,000
Due diligence, investment advisors and regulatory matters expenses					200,000	7,200,000	3,300,000			0	300,000	5,000,000					6,100,000			100,000
Company's stake in the joint venture													49.00%	49.00%				49.00%	49.00%
Partner's stake in the joint venture													51.00%	51.00%				51.00%	51.00%
Purchase price								80,900,000	504,000,000									85,000,000	510,000,000
Equity of joint venture													$ 60,300,000	376,700,000				$ 62,000,000	377,000,000
Expected time-frame for closing transaction																					60 days